Capital Management (Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted total debt	$ 12,908	$ 12,660
Adjusted capital	37,350	37,861
Adjusted net debt	11,678	11,331
Total debt	12,807	12,566
Short-term debt	1,534	1,815
Current portion of long-term debt	1,037	512
Current portion of lease liabilities	356	327
Lease liabilities	999	999
Cash and cash equivalents	(853)	(941)	$ (901)
Total shareholders' equity	24,442	25,201	$ 25,863
Accumulated other comprehensive (income) loss	515	296
Long-term debt	8,881	8,913
Letters of credit financial	$ 101	$ 94